Schedule of assets and liabilities disposal (Details)	May 14, 2024 HKD ($)
Disposal Of Subsidiaries Disposal Group Classified As Held For Sale
Property, plant and equipment	$ 10,322,156
Right-of-use assets	10,189,424
Amounts due from fellow subsidiaries	1,307,913
Amount due from ultimate holding company	15,600
Inventories	969,410
Trade receivables	341,028
Deposits, other receivables and prepayments	7,529,293
Cash and bank balance	8,074,727
Lease liabilities	(23,986,314)
Provision for reinstatement costs	(530,000)
Amount due to a director	(10,000)
Amounts due to fellow subsidiaries	(63,542,091)
Trade payables	(516,367)
Accruals and other payables	(8,827,504)
Net liabilities disposed	(58,662,725)
Gain on disposal	$ 58,678,325